Financial Assets and Financial Liabilities - Summary of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	¥ 2,124	¥ 2,630
Cash and cash equivalents	4,605	1,695
Other non-current assets	2,927	2,969
Trade and other payables	(3,184)	(3,376)
Obligations under finance leases	(66,868)	(61,041)
Borrowings	(63,801)	(56,732)
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	31	79
Cash and cash equivalents	961	702
Other receivables	1,065	1,636
Other non-current assets	206	267
Trade and other payables	(111)	(123)
Obligations under finance leases	(29,254)	(44,913)
Borrowings	(7,555)	(7,953)
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	3	99
Cash and cash equivalents	74	39
Borrowings	(4,921)	(4,215)
SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	16
Cash and cash equivalents	28
Other receivables	1
Trade and other payables	(6)
Obligations under finance leases	(627)
Borrowings	(2,435)
JPY [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables		2
Cash and cash equivalents		15
Other receivables		8
Trade and other payables		(2)
Obligations under finance leases		(326)
KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	16	27
Other receivables	131	125
Trade and other payables		(1)
Borrowings	¥ (1,058)	¥ (1,008)